Norwood Financial Corp (Parent Company Only) Financial Information (Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Cash on deposit in bank subsidiary	$ 18,039	$ 16,212
Securities available for sale	243,277	281,121
Other assets	8,942	7,041
Total Assets	1,184,559	1,132,916
Liabilities	1,062,274	1,017,177
Stockholders' equity	122,285	115,739	$ 111,079
Total Liabilities and Stockholders' Equity	1,184,559	1,132,916
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash on deposit in bank subsidiary	2,509	4,782
Investment in bank subsidiary	120,511	110,218
Other assets	1,739	2,858
Total Assets	124,759	117,858
Liabilities	2,474	2,119
Stockholders' equity	122,285	115,739
Total Liabilities and Stockholders' Equity	$ 124,759	$ 117,858